Loan from the European Investment Bank (“EIB”) - Schedule of Contractual Payments of Principal and Interest (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Schedule of Contractual Payments of Principal and Interest [Abstract]
2025	$ 208
2026	1,596
2027	1,527
2028	1,457
Total	$ 4,788